CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (142,298)	$ (432,350)	$ (433,994)	$ (507,769)	$ (782,061)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	567,472	583,196	769,440	798,817	804,037
Impairment of asset value				110,625	499,100
Provision for doubtful accounts	6,607	5,315	5,129	7,839	3,387
Foreign currency transaction (gain) loss	4,743	(2,905)	(1,375)	(1,057)	(7,798)
(Gain) loss on disposal of assets	(25)	829	846	354	2,709
Share-based compensation expense	4,390	3,956	8,385	20,673	56,965
Deferred income taxes	(10,752)	(53,026)	(72,866)	(45,223)	(43,258)
Amortization of discount, premium, issuance costs and other non-cash items	42,715	49,238	62,855	97,174	125,337
Interest paid-in-kind	4,949	23,130	27,291	244,859	298,030
(Gain) loss on early extinguishment of debt	46,489	326,183	326,183	73,988	(5,180)
Share in earnings (loss) from previously unconsolidated affiliates		24,658	24,658	(503)	(517)
Gain on sale of investment				(1,261)	(27,333)
Unrealized (gains) losses on derivative financial instruments	11	(35,179)	(54,663)	22,225	(83,953)
Termination of third-party commitment costs and expenses	21,000
Other non-cash items	6,457	5,178	6,851	3,469	547
Changes in operating assets and liabilities
Receivables	(15,603)	(36,694)	(40,038)	34,846	5,008
Prepaid expenses and other assets	2,904	(19,809)	(8,870)	(36,827)	20,071
Accounts payable and accrued liabilities	(50,560)	(13,481)	20,632	60,337	(53,107)
Deferred revenue	95,346	267,845	296,414	171,954	63,914
Accrued retirement benefits	(21,452)	(17,715)	(20,693)	(1,437)	4,860
Other long-term liabilities	(2,830)	(5,149)	(125)	(34,865)	(7,102)
Net cash provided by operating activities	559,563	673,220	916,060	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Capital contributions to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Other investing activities		6,710	16,466	11,128	7,562
Net cash used in investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Loan proceeds repaid to Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Capital contribution from parent				18,000	12,000
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Capital contribution from noncontrolling interest	12,209
Dividends paid to noncontrolling interest	(6,782)
Noncontrolling interest in New Dawn		1,734	1,734	1,128	377
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Supplemental cash flow information:
Interest paid, net of amounts capitalized	924,977	921,812	1,196,416	954,111	978,515
Income taxes paid, net of refunds	25,838	19,454	16,143	33,023	52,070
Supplemental disclosure of non-cash investing activities:
Capitalization of deferred satellite performance incentives				18,720	16,705
Accrued capital expenditures	54,083	34,181	86,069	71,219	78,151
Restricted cash received	23,901		94,131
Restricted cash paid	$ (118,032)